INCOME TAXES (Schedule of Components of Tax (Expense) Benefit) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Loss before income tax
PRC	$ (2,748,982)	$ (244,731,725)	$ (205,940,795)
Other jurisdictions	(31,234,691)	(16,910,484)	(15,268,847)
Loss before income tax, noncontrolling interests	(33,983,673)	(261,642,209)	(221,209,642)
Current tax benefit (expense)
PRC		(36,084)	1,191,416
Other jurisdictions	256,071	(2,850,524)	(102,728)
Subtotal	256,071	(2,886,608)	1,088,688
Deferred tax benefit (expense)
PRC	(4,595,374)	3,119,511	(22,884,154)
Other jurisdictions	4,689,183	2,489,812	442,976
Subtotal	93,809	5,609,323	(22,441,178)
Total income tax benefit (expense)	$ 349,880	$ 2,722,715	$ (21,352,490)